Description of Organization, Business Operations and Basis of Presentation - Schedule of Error Corrections and Prior Period Adjustments (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 15, 2020	Jul. 31, 2020	Jul. 30, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		$ 176,642,432			$ 177,701,799	$ 177,701,799		$ 176,642,432	$ 176,264,114
Total Liabilities		25,824,798			23,222,304	23,222,304		25,824,798	26,662,982
Class A common stock subject to possible redemption		175,950,000			175,950,000	175,950,000		175,950,000	175,950,000
Preferred stock
Additional paid-in captial		0			0	0		0	0
Retained earnings (accumulated deficit)		(25,132,797)			(21,470,936)	(21,470,936)		(25,132,797)	(26,349,299)
Total stockholders' equity (deficit)	$ (28,239)	(25,132,366)	$ (27,048,289)	$ (15,390,507)	(21,470,505)	(21,470,505)	$ (27,048,289)	(25,132,366)	(26,348,868)		$ 0	$ 0
Total Liabilities, Class A Common Stock Subject to Redemption and Stockholders' Equity (Deficit)		176,642,432			177,701,799	177,701,799		176,642,432	176,264,114
Net income	$ (53,239)	1,915,923	(11,657,782)	6,079,998	(2,958,534)	(2,958,534)		(3,661,861)	(4,878,363)
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		175,950,000			175,950,000	175,950,000		175,950,000
Common stock		0			$ 0	0		0	0
Net income		$ 1,532,738				$ (1,043,325)		$ (2,929,489)	$ (3,902,690)
Weighted average shares outstanding	0	17,250,000			2,079,787	2,079,787		17,250,000	17,250,000
Basic and diluted earnings per share	$ 0	$ 0.09			$ (0.50)	$ (0.50)		$ (0.17)	$ (0.23)
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		$ 431			$ 431	$ 431		$ 431	$ 431
Net income	$ (53,239)	$ 383,185				$ (1,915,209)		$ (732,372)	$ (975,673)
Weighted average shares outstanding	3,750,000	4,312,500			3,817,819	3,817,819		4,312,500	4,312,500
Basic and diluted earnings per share	$ (0.01)	$ 0.09			$ (0.50)	$ (0.50)		$ (0.17)	$ (0.23)
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets			176,891,038	177,267,667	$ 177,701,799	$ 177,701,799	176,891,038			$ 178,262,938
Total Liabilities			27,989,326	16,708,174	23,222,304	23,222,304	27,989,326			21,335,781
Class A common stock subject to possible redemption			143,901,702	155,559,486	149,479,490	149,479,490	143,901,702			151,927,148
Preferred stock			0	0	0	0	0			0
Additional paid-in captial			13,535,582	1,877,912	7,957,848	7,957,848	13,535,582			5,510,215
Retained earnings (accumulated deficit)			(8,536,317)	3,121,464	(2,958,534)	(2,958,534)	(8,536,317)			(510,872)
Total stockholders' equity (deficit)			5,000,010	5,000,007	5,000,005	5,000,005	5,000,010			5,000,009
Total Liabilities, Class A Common Stock Subject to Redemption and Stockholders' Equity (Deficit)			176,891,038	177,267,667	177,701,799	177,701,799	176,891,038			178,262,938
Change in value of Class A common stock subject to possible redemption				6,079,996		(15,963,908)	5,577,788
As Reported [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			314	200	260	260	314			235
Net income			$ (11,657,781)	$ 6,079,998		$ (2,958,534)	$ (5,577,783)
Weighted average shares outstanding			17,250,000	17,250,000		17,250,000	17,250,000
Basic and diluted earnings per share			$ 0.00	$ 0.00		$ 0.00	$ 0.00
As Reported [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			$ 431	$ 431	$ 431	$ 431	$ 431			$ 431
Net income			$ (11,657,781)	$ 6,079,998		$ (2,958,534)	$ (5,577,783)
Weighted average shares outstanding			4,312,500	4,312,500		3,817,819	4,312,500
Basic and diluted earnings per share			$ (2.70)	$ 1.41		$ (0.77)	$ (1.29)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets			$ 0	$ 0			$ 0
Total Liabilities			0	0			0
Class A common stock subject to possible redemption			32,048,298	20,390,514			32,048,298
Preferred stock			0	0			0
Additional paid-in captial			(13,535,582)	(1,877,912)			(13,535,582)
Retained earnings (accumulated deficit)			(18,512,402)	(18,512,402)			(18,512,402)
Total stockholders' equity (deficit)			(32,048,298)	(20,390,514)			(32,048,298)
Total Liabilities, Class A Common Stock Subject to Redemption and Stockholders' Equity (Deficit)			0	0			0
Change in value of Class A common stock subject to possible redemption				(6,079,996)			(5,577,788)
Adjustment [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			(314)	(200)			(314)
Net income			$ 0	$ 0			$ 0
Weighted average shares outstanding			0	0			0
Basic and diluted earnings per share			$ (0.54)	$ 0.28			$ (0.26)
Adjustment [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			$ 0	$ 0			$ 0
Net income			$ 0	$ 0			$ 0
Weighted average shares outstanding			0	0			0
Basic and diluted earnings per share			$ 2.16	$ (1.13)			$ 1.03
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets			$ 176,891,038	$ 177,267,667			$ 176,891,038
Total Liabilities			27,989,326	16,708,174			27,989,326
Class A common stock subject to possible redemption			175,950,000	175,950,000			175,950,000
Preferred stock			0	0			0
Additional paid-in captial			0	0			0
Retained earnings (accumulated deficit)			(27,048,719)	(15,390,938)			(27,048,719)
Total stockholders' equity (deficit)			(27,048,288)	(15,390,507)			(27,048,288)
Total Liabilities, Class A Common Stock Subject to Redemption and Stockholders' Equity (Deficit)			176,891,038	177,267,667			176,891,038
Change in value of Class A common stock subject to possible redemption				0			0
As Restated [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			0	0			0
Net income			$ (11,657,781)	$ 6,079,998			$ (5,577,783)
Weighted average shares outstanding			17,250,000	17,250,000			17,250,000
Basic and diluted earnings per share			$ (0.54)	$ 0.28			$ (0.26)
As Restated [Member] | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock			$ 431	$ 431			$ 431
Net income			$ (11,657,781)	$ 6,079,998			$ (5,577,783)
Weighted average shares outstanding			4,312,500	4,312,500			4,312,500
Basic and diluted earnings per share			$ (0.54)	$ 0.28			$ (0.26)